Capital Management - Summary of Regulatory Capital and Capital Ratios (Parenthetical) (Detail) - CAD ($) $ in Billions	Jul. 31, 2023	Apr. 30, 2023	Oct. 31, 2022
Disclosure of regulatory capital and capital ratios [Line Items]
Common Equity Tier 1 Capital Basel III floor adjustment	$ 1.4	$ 8.2	$ 0.0
Tier 1 Capital Basel III floor adjustment	$ 1.4	$ 8.2	$ 0.0